SCHEDULE OF FAIR VALUE OF STOCK OPTIONS GRANTED USING THE ASSUMPTIONS (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years 4 months 17 days	5 years
Expected volatility	153.90%	149.67%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.94%	1.61%
Expected dividend yield	0.00%	0.00%